FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2005

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ronald Sadoff
Title:         Managing Member
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff     Milwaukee, Wisconsin    7-20-05
-------------------  ---------------------   ---------
   (Signature)            (City/State)         (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          58

Form 13F Information Table Value Total:    $262,838
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE





                                          SADOFF INVESTMENT MANAGEMENT LLC
                                                      FORM 13F
                                                     30-Jun-05
                                                                                                Voting Authority
                               Title                                                            ----------------
                                 of              Value     Shares/  Sh/  Put/  Invstmt Otr
Name of Issuer                 class   CUSIP     (x$1000)  Prn Amt  Prn  Call  Dscretn Mgrs   Sole    Shared   None
-------------------------      -----   --------  --------  -------- ---  ----  ------- ----   ------- -------  ----
AMEREN CORP.                   COM    023608102       219     3,962  SH        Sole              3,962
BAUSCH & LOMB INC.             COM    071707103     7,972    96,050  SH        Sole             96,050
BIOMET INC.                    COM    090613100     4,804   138,720  SH        Sole            138,720
BROWN SHOE CO.                 COM    115736100     4,989   127,433  SH        Sole            127,433
C.R. BARD INC.                 COM    067383109    11,754   176,728  SH        Sole            176,728
CATERPILLAR INC.               COM    149123101     7,936    83,260  SH        Sole             83,260
CITIZENS BANKING               COM    174420109       272     9,000  SH        Sole              9,000
CRANE COMPANY                  COM    224399105     3,904   148,450  SH        Sole            148,450
CUMMINS INC.                   COM    231021106     7,021    94,100  SH        Sole             94,100
DOMINION RESOURCES             COM    25746U109       205     2,792  SH        Sole              2,792
DOW CHEMICAL                   COM    260543103     6,029   135,400  SH        Sole            135,400
EATON CORP.                    COM    278058102     7,748   129,350  SH        Sole            129,350
EATON VANCE INSURED MUNI       COM    27827X101       978    65,300  SH        Sole             65,300
EXELON CORPORATION             COM    30161N101       524    10,202  SH        Sole             10,202
EXXON MOBIL CORP.              COM    30231G102       566     9,840  SH        Sole              9,840
FOOT LOCKER INC.               COM    344849104     5,273   193,703  SH        Sole            193,703
GANNETT INC.                   COM    364730101     5,790    81,398  SH        Sole             81,398
GENERAL ELEC CO.               COM    369604103       315     9,085  SH        Sole              9,085
GENERAL MILLS                  COM    370334104    11,258   240,602  SH        Sole            240,602
GREAT LAKES CHEM               COM    390568103     7,007   222,650  SH        Sole            222,650
HERSHEY COMPANY                COM    427866108     2,839    45,720  SH        Sole             45,720
IDEX CORP.                     COM    45167R104     6,555   169,774  SH        Sole            169,774
JC PENNEY                      COM    708160106    11,061   210,359  SH        Sole            210,359
JOHNSON & JOHNSON              COM    478160104       272     4,188  SH        Sole              4,188
KELLOGG CO.                    COM    487836108    13,566   305,276  SH        Sole            305,276
KNIGHT RIDDER                  COM    499040103     3,433    55,961  SH        Sole             55,961
LEE ENTERPRISES                COM    523768109     2,979    74,300  SH        Sole             74,300
MARSHALL & ILSLEY              COM    571834100       273     6,150  SH        Sole              6,150
MAY DEPT STORES                COM    577778103    10,616   264,342  SH        Sole            264,342
MCCORMICK & CO.                COM    579780206    10,057   307,728  SH        Sole            307,728
MORGAN STANLEY INSURED MUNI    COM    61745P866       459    32,900  SH        Sole             32,900
MOTOROLA INCORPORATED          COM    620076109     1,456    79,736  SH        Sole             79,736
MSDW QUALITY MUNI INCOME       COM    61745P734       503    36,000  SH        Sole             36,000
MUNIYIELD INSURED              COM    62630E107     1,084    71,146  SH        Sole             71,146
MUNIYIELD QUALITY FUND INC.    COM    626302103       223    14,500  SH        Sole             14,500
NEIMAN MARCUS                  COM    640204202     8,032    82,872  SH        Sole             82,872
NIKE INC.                      COM    654106103     9,999   115,464  SH        Sole            115,464
NORDSTROM INC.                 COM    655664100    12,233   179,978  SH        Sole            179,978
NUVEEN INSD DIVID ADVANTAGE MU COM    67071L106       258    17,500  SH        Sole             17,500
NUVEEN INSURED MUNI OPPORTUNIT COM    670984103     1,249    80,096  SH        Sole             80,096
NUVEEN INSURED PREMIUM MUNI    COM    6706D8104       611    44,800  SH        Sole             44,800
NUVEEN INSURED QUALITY MUNI    COM    67062N103       562    34,950  SH        Sole             34,950
PROGRESS ENERGY                COM    743263105       972    21,478  SH        Sole             21,478
PULTE HOMES INC.               COM    745867101     8,209    97,439  SH        Sole             97,439
REEBOK INTL                    COM    758110100     6,385   152,634  SH        Sole            152,634
RPM INTL INC.                  COM    749685103     3,946   216,125  SH        Sole            216,125
SAKS INC.                      COM    79377W108     4,396   231,745  SH        Sole            231,745
SCANA CORP.                    COM    80589M102       206     4,816  SH        Sole              4,816
SMUCKERS JM                    COM    832696405     6,394   136,219  SH        Sole            136,219
SOUTHERN CO.                   COM    842587107       555    15,996  SH        Sole             15,996
ST JUDE MEDICAL                COM    790849103    11,371   260,746  SH        Sole            260,746
TOLL BROTHERS                  COM    889478103    11,841   116,603  SH        Sole            116,603
VARIAN MEDICAL                 COM    92220P105     4,320   115,728  SH        Sole            115,728
WASHINGTON POST                COM    939640108     3,151     3,774  SH        Sole              3,774
WELLPOINT INC.                 COM    94973V107       442     6,350  SH        Sole              6,350
WISCONSIN ENERGY               COM    976657106       515    13,217  SH        Sole             13,217
WPS RESOURCES                  COM    92931B106       354     6,300  SH        Sole              6,300
WRIGLEY WM JR CO.              COM    982526105     6,897   100,191  SH        Sole            100,191
REPORT SUMMARY                  58                262,838
